Aug. 31, 2025
Neuberger Berman Small Value ETF
GOAL
The Fund seeks long-term capital appreciation.
FEES AND EXPENSES
These tables below describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.49
Other expenses[1]	0.99
Total annual operating expenses	1.48
Fee waivers and/or expense reimbursement	1.04
Total annual operating expenses after fee waivers and/or expense reimbursement[2,3]	0.44

[1]	“Other expenses” are based on estimated amounts for the current fiscal year; actual expenses may vary.
[2]
Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of the Fund so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to 0.44% of average net assets until 8/31/2026 (after taking into account the Fee Waiver discussed in footnote 3 below) and 0.49% of average net assets from 9/1/2026 to 8/31/2028 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that it will repay the Manager for fees and expenses waived or reimbursed for the Fund provided that repayment does not cause annual Operating Expenses to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Manager, whichever is lower. Any such repayment must be made within three years after the year in which the Manager incurred the expense.

[3]
The Manager has contractually undertaken to waive its management fee by 0.05% of the Fund’s average daily net assets (“Fee Waiver”). The undertaking lasts until 8/31/2026 and may not be terminated during its term without the consent of the Board of Trustees. The Fee Waiver is not subject to repayment under the expense limitation arrangement described in footnote 2 above and will not reduce expenses below the expense limitation arrangement described in footnote 2 above.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.49
Other expenses[1]	0.99
Total annual operating expenses	1.48
Fee waivers and/or expense reimbursement	1.04
Total annual operating expenses after fee waivers and/or expense reimbursement[2,3]	0.44

[1]	“Other expenses” are based on estimated amounts for the current fiscal year; actual expenses may vary.
[2]
Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of the Fund so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to 0.44% of average net assets until 8/31/2026 (after taking into account the Fee Waiver discussed in footnote 3 below) and 0.49% of average net assets from 9/1/2026 to 8/31/2028 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that it will repay the Manager for fees and expenses waived or reimbursed for the Fund provided that repayment does not cause annual Operating Expenses to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Manager, whichever is lower. Any such repayment must be made within three years after the year in which the Manager incurred the expense.

[3]
The Manager has contractually undertaken to waive its management fee by 0.05% of the Fund’s average daily net assets (“Fee Waiver”). The undertaking lasts until 8/31/2026 and may not be terminated during its term without the consent of the Board of Trustees. The Fee Waiver is not subject to repayment under the expense limitation arrangement described in footnote 2 above and will not reduce expenses below the expense limitation arrangement described in footnote 2 above.

Expense Example
The expense example can help you compare costs among funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table. Actual performance and expenses may be higher or lower.

1 Year
1 Year	3 Years
$45	$152

3 Years
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. Because the Fund is new and has not yet commenced operations prior to the date of this prospectus, it does not have a portfolio turnover rate to provide.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund invests primarily in equity securities of small-capitalization companies.  The Portfolio Managers employ a systematic investment process integrating both fundamental analysis and quantitative analysis to identify potential investments.
The fundamental analysis aims to identify companies that the Portfolio Managers believe are undervalued, such as companies with the following characteristics:
•	Complex Companies: These companies typically have multiple lines of business that are in different industries or sectors and/or that have different growth rates and profitability characteristics.
•	Cyclical Companies: These companies typically have ebbs and flows in their business depending on demand patterns for their products, the length of product cycles, or other transient factors.
•
Companies in a Period of Interrupted Growth: Typically, these are companies in attractive, high growth markets that have suffered what the analysis suggests is a temporary setback and/or are in transition to a more mature, lower growth business model that focuses more on current earnings than on rapid growth.

In seeking to identify these types of companies, the Portfolio Managers initially use a screening process that seeks to identify those companies that have stock prices that are trailing the performance of the overall market and that are believed to be attractive relative to current cash flows. Based on an estimate of a company’s intrinsic value derived from this screening process, the Portfolio Managers will invest in a company’s stock on the basis of the company’s discount to the estimate of intrinsic value and the Portfolio Managers’ belief in its potential for appreciation over time. In addition, the Portfolio Managers may invest in anticipation of a catalyst, such as a merger, liquidation, spin off, or management change.

The quantitative analysis uses a systematic process to identify relatively strong companies (compared to their peers) that are reasonably priced.  This process uses measures based on data from financial statements, market data and other sources to build an overall view.  The assessment of whether a company is relatively strong compared to its peers may include, but is not limited to, factors such as: various measures of profitability; measurements of market sentiment like price momentum; measures of analyst and management sentiment; the company’s ability to service its debt; how volatile the stock’s price is; and a company’s ability to, and history of, returning cash to shareholders.  When assessing valuation, the approach focuses mostly on price ratios based on items in the income statement and statement of cash flows and to a lesser extent the balance sheet.  The process involves an aggregation of these metrics to determine an outlook on a company and it is not driven by any single factor.
The portfolio is constructed in such a way that names are added through either the results of the fundamental or quantitative analyses.  A name might be in the portfolio if the fundamental analysis finds it very attractive, even if the quantitative analysis does not find it attractive.  A name also might be in the portfolio if the quantitative analysis finds it attractive, even if it is not a company that meets the fundamental criteria to be included.
While the Fund will primarily invest in common stocks of U.S. companies, it may also invest in stocks of foreign companies, including American Depositary Receipts (“ADRs”). The Fund may also invest in other types of equity securities, including real estate investment trusts, rights and warrants and exchange traded funds.
As part of their fundamental investment analysis the Portfolio Managers consider Environmental, Social and Governance (ESG) factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material ESG factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.
The Portfolio Managers may sell securities when they believe that they no longer represent attractive investment opportunities.
The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings, in securities of small-capitalization companies.  The Fund defines small capitalization companies to be those companies that have market capitalizations at time of purchase that are within the range of market capitalizations from the smallest to the largest constituent included in the Russell 2000® Index during the most recent 3-year period.  Though the range of market capitalizations will change over time, during the most recent 3-year period from January 1, 2021 to December 31, 2024, the market capitalization of the Russell 2000 Index ranged from $2 million to $59 billion.  The Fund will not change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings, in small-capitalization companies without providing shareholders at least 60 days’ notice.

PERFORMANCE
Performance history will be included for the Fund after the Fund has been in operation for one calendar year. Until that time, visit www.nb.com/ETF or call (877)-628-2583 for performance information. Past performance (before and after taxes) is not a prediction of future results.